Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ equity
Summary of share capital

	Common shares	Amount
	#	$
Balance – January 1, 2023	1,846,177	13,496
Stock options exercised	1,416	21
Balance – December 31, 2023	1,847,593	13,517
Deemed issuance of shares to Aeterna shareholders (note 5)	1,213,967	8,485
Granted	79,061	484
Balance – December 31, 2024	3,140,621	22,486
Issued	42,709	138
Balance – December 31, 2025	3,183,330	22,624

Summary of number and weighted average exercise prices of options

	Stock options	Weighted average exercise price in $CAD
	#	$
Balance – January 1, 2023	64,735	28.37
Granted	21,712	25.85
Exercised	(1,416)	11.86
Cancelled / Forfeited	(10,660)	25.00
Balance –December 31, 2023	74,371	28.40
Granted - Replacement options (note 5)	12,949	50.65
Cancelled / Forfeited	(11,296)	25.71
Balance – December 31, 2024	76,024	25.77
Cancelled / Forfeited	(27,843)	(13.83)
Balance – December 31, 2025	48,181	31.27